Leases - Summary Of Supplemental Information Related to Leases (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease, Cost [Abstract]
Operating cash flows used in operating leases	$ 828	¥ 5,402
ROU assets obtained in exchange for new operating lease liabilities	$ 5,350	¥ 34,906